Share Capital Disclosure: Schedule of Warrant Details (Details) - shares	Nov. 30, 2020	May 31, 2020
Number of warrants exercisable	18,372,605	18,864,605
Warrants Granted Mar 3 2016
Number of warrants exercisable	2,000,000	2,000,000
Warrants Granted Oct 12 2016
Number of warrants exercisable	9,094,605	9,094,605
Warrants Granted Feb 7 2018
Number of warrants exercisable	240,000	240,000
Warrants Granted June 24 2019
Number of warrants exercisable	3,950,000	3,950,000
Warrants Granted July 22 2019
Number of warrants exercisable	100,000	100,000
Warrants Granted Jan 29, 2020(1)
Number of warrants exercisable	1,000,000	1,000,000
Warrants Granted Jan 29, 2020(2)
Number of warrants exercisable	1,000,000	1,000,000
Warrants granted July 30, 2020
Number of warrants exercisable	988,000
Warrants Granted Oct 12 2017
Number of warrants exercisable		1,480,000